Direct cost of revenues	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Direct cost of revenues	Direct cost of revenues

	2021	2020
	$	$

Subscription cost of revenue	32,895	19,428
Transaction-based cost of revenue	42,626	9,023
Hardware and other cost of revenue	18,906	11,217

Total direct cost of revenues	94,427	39,668
Subscription cost of revenue consists of any support services provided by the Company to its customers and mostly consists of salaries and amounts paid to our third-party cloud service providers. Transaction-based cost of revenue consists of direct costs related to payment processing services. Hardware and other cost of revenue relates to costs of hardware sold to customers, and implementation services provided to customers.
Inventories expensed during fiscal the year ended March 31, 2021 in direct cost of revenues amount to $17,234 (2020 – $10,432).
For the fiscal year ended March 31, 2020, an amount of $3,531 from direct cost of revenues has been reclassified to operating expenses in order to better reflect our internal structure and the evolving role of certain departments